Commitments, third-party guarantees, contingent assets and liabilities (Details) $ in Thousands, € in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Utility Generator	Dec. 31, 2021 USD ($) Generator Utility	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Contractual Obligations [Abstract]
Corporate debt		$ 1,084,838	$ 1,017,200	$ 1,023,071	$ 7,700	€ 7
Loans with credit institutions (Project debt) (Note 16)		3,393,767	3,595,671
Notes and bonds (Project debt) (Note 16)		925,493	957,381
Purchase commitments	[1]	713,509	823,856
Accrued interest estimate during the useful life of loans		1,717,831	1,821,915
Non-current lease commitments		82,366	63,076
Third-party Guarantees [Abstract]
Bank bond and surety insurance deposited as guarantee		83,200	88,000
Issuance of guarantees outstanding amount		239,800	$ 216,900
Legal Proceedings [Abstract]
Number of utilities | Utility			2	2
Ownership interest			49.00%	49.00%
Bottom of Range [Member]
Legal Proceedings [Abstract]
Number of individual power generators | Generator			230	230
Purchase Commitments [Member]
Contractual Obligations [Abstract]
Lease commitments		135,100	$ 112,000
Current lease commitments		9,400	7,900
Non-current lease commitments		125,700	104,100
2023 and 2024 [Member]
Contractual Obligations [Abstract]
Corporate debt		34,022	16,697
Loans with credit institutions (Project debt) (Note 16)		265,649	273,556
Notes and bonds (Project debt) (Note 16)		54,653	52,978
Purchase commitments	[1]	81,868	96,847
Accrued interest estimate during the useful life of loans		264,223	264,626
2024 and 2025 [Member]
Contractual Obligations [Abstract]
Corporate debt		179,059	38,932
Loans with credit institutions (Project debt) (Note 16)		273,015	275,105
Notes and bonds (Project debt) (Note 16)		52,288	48,626
Purchase commitments	[1]	52,814	99,597
Accrued interest estimate during the useful life of loans		257,379	248,794
2025 and 2026 [Member]
Contractual Obligations [Abstract]
Corporate debt		320,956	110,179
Loans with credit institutions (Project debt) (Note 16)		298,527	391,770
Notes and bonds (Project debt) (Note 16)		53,968	51,150
Purchase commitments	[1]	47,164	54,747
Accrued interest estimate during the useful life of loans		224,032	229,142
2026 and 2027 [Member]
Contractual Obligations [Abstract]
Corporate debt		153,998	309,075
Loans with credit institutions (Project debt) (Note 16)		443,503	305,616
Notes and bonds (Project debt) (Note 16)		56,465	52,828
Purchase commitments	[1]	51,768	51,058
Accrued interest estimate during the useful life of loans		198,073	203,961
2027 and 2028 [Member]
Contractual Obligations [Abstract]
Corporate debt		396,803	147,257
Loans with credit institutions (Project debt) (Note 16)		406,282	449,653
Notes and bonds (Project debt) (Note 16)		58,366	55,301
Purchase commitments	[1]	45,243	56,852
Accrued interest estimate during the useful life of loans		161,346	179,386
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt		0	395,060
Loans with credit institutions (Project debt) (Note 16)		1,706,791	1,899,971
Notes and bonds (Project debt) (Note 16)		649,753	696,498
Purchase commitments	[1]	434,652	464,755
Accrued interest estimate during the useful life of loans		$ 612,778	$ 696,006
Abengoa [Member]
Legal Proceedings [Abstract]
Amount withdrawn from escrow							$ 2,500
Abengoa [Member] | Mexico [Member]
Legal Proceedings [Abstract]
Estimated maximum potential exposure								$ 35,000
Amount held in escrow								$ 2,500

[1]	Purchase commitments include lease commitments for lease arrangements accounted for under IFRS 16 for $135.1 million as of December 31, 2023 ($112.0 million as of December 31, 2022), of which $9.4 million is due within one year and $125.7 million thereafter as of December 31, 2023 ($7.9 million due within one year and $104.1 million thereafter as of December 31, 2022).